Related Party Transactions	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Related Party Disclosures
Related Party Transactions Disclosure [Text Block]

[10] Related Party Transactions

The Company receives periodic advances from its principal shareholder and Chief Executive Officer (the “CEO”) based upon the Company’s cash flow needs.  At September 30, 2011 and December 31, 2010, $368,075 and $317,601, respectively was due to the shareholder.  Interest expense is accrued at an average annual market rate of interest which was 3.25% at September 30, 2011 and December 31, 2010, respectively.  No terms for repayment have been established.  As a result, the amount is classified as a current liability.

In the nine months ended September 30, 2011, the Company issued an aggregate of 1,988,054 shares of common stock to its CEO in accordance with his employment agreement (See Note 11).  The shares are valued at $23,558, which was equal to the amount of unpaid compensation owed the CEO.

[11] Related Party Transactions

The Company receives periodic advances from its principal stockholder based upon the Company's cash flow needs. At December 31, 2010 and 2009, $317,601 and $463,342, respectively was due to the shareholder.  Interest expense is accrued at an average annual market rate of interest which was 3.25% at December 31, 2010 and 2009, respectively.  No terms for repayment have been established. As a result, the amount is classified as a Current Liability.

In the year ended December 31, 2010, the Company issued an aggregate of 3,232,020 shares of common stock to its Chief Executive Officer (“CEO”), in accordance with his employment agreement (See Note 12). The shares are valued at $70,833 the amount of unpaid compensation owed the CEO.